INCOME TAXES (Narrative) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax [Line Items]
Enterprise income tax rate	25.00%
Foreign enterprise income tax rate	25.00%
Dividend withholding tax rate	5.00%
Dividend withholding tax expense	3,189	2,840
Valuation allowance	3,535	1,912	1,002
Tax savings from exemption and preferential tax status	911	1,081	473
Effect of tax savings on earnings per share	0.002	(0.002)	(0.001)
Tax loss carryforward expiring 2013 [Member]
Income Tax [Line Items]
Tax loss carryforwards	197
Tax loss carryforward expiration year	2013
Tax loss carryforward expiring 2014 [Member]
Income Tax [Line Items]
Tax loss carryforwards	1,453
Tax loss carryforward expiration year	2014
Tax loss carryforward expiring 2015 [Member]
Income Tax [Line Items]
Tax loss carryforwards	2,409
Tax loss carryforward expiration year	2015
Tax loss carryforward expiring 2016 [Member]
Income Tax [Line Items]
Tax loss carryforwards	3,101
Tax loss carryforward expiration year	2016
Tax loss carryforward expiring 2017 [Member]
Income Tax [Line Items]
Tax loss carryforwards	7,562
Tax loss carryforward expiration year	2017
Tax loss carryforward, indefinite life [Member]
Income Tax [Line Items]
Tax loss carryforwards	1,793
High New Tech Enterprise [Member]
Income Tax [Line Items]
Enterprise income tax rate	15.00%
Foreign enterprise income tax rate	15.00%
Current Preferential Tax Rate [Member]
Income Tax [Line Items]
Enterprise income tax rate	25.00%	24.00%	22.00%	18.00%	18.00%
Foreign enterprise income tax rate	25.00%	24.00%	22.00%	18.00%	18.00%
Actions Semiconductor Co., Ltd. ("Actions Semiconductor Zhuhai") [Member]
Income Tax [Line Items]
Tax loss carryforwards	4,418
Actions Semiconductor Co., Ltd. ("Actions Semiconductor Zhuhai") [Member] | High New Tech Enterprise [Member]
Income Tax [Line Items]
Enterprise income tax rate	15.00%	15.00%
Artek Microelectronics Co., Ltd. ("Artek Microelectronics Shenzhen") [Member] | High New Tech Enterprise [Member]
Income Tax [Line Items]
Foreign enterprise income tax rate	15.00%
Artek Microelectronics Co., Ltd. ("Artek Microelectronics Shenzhen") [Member] | Current Preferential Tax Rate [Member]
Income Tax [Line Items]
Foreign enterprise income tax rate		12.00%	11.00%	10.00%
Income tax rate reduction, percentage		50.00%	50.00%	50.00%
Actions Technology (HK) Company Limited ("Actions Hong Kong") [Member]
Income Tax [Line Items]
Hong Kong profits tax rate	16.50%	16.50%	16.50%
Tax loss carryforwards	1,793
Artek Microelectronics (HK) Co., Limited [Member]
Income Tax [Line Items]
Hong Kong profits tax rate	16.50%	16.50%	16.50%
Shanghai Actions Semiconductor Co., Ltd. ("Actions Semiconductor Shanghai ") [Member]
Income Tax [Line Items]
Tax loss carryforwards	10,304